Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	$ 2,458	$ 2,136		$ 2,643
Finished goods, at the lower of cost and net realizable value	3,975	4,089		4,021
Total net inventories	6,433	6,225	[1]	6,664	[1]
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	2,683	2,138		2,645
Finished goods, at the lower of cost and net realizable value	5,091	4,996		4,702
Total net inventories	7,774	7,134		7,347
Inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	(225)	(2)		(2)
Finished goods, at the lower of cost and net realizable value	(1,116)	(907)		(681)
Total net inventories	$ (1,341)	$ (909)		$ (683)

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2